T. ROWE PRICE TAX-FREE INCOME FUND
November 30, 2019 (Unaudited)

Portfolio of Investments‡	Par	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 100.1%
Alabama 0.8%
Southeast Alabama Gas Supply Dist. , Series A, VRDN, 4.00%,
6/1/49 (Tender 6/1/24)	16,700	18,223
Tuscaloosa County IDA, Hunt Refining Project, Series A, 5.25%,
5/1/44 (1)	2,120	2,437
		20,660

Alaska 0.2%
Alaska Int'l. Airport, Series B, 5.00%, 10/1/35	3,945	4,597
		4,597

Arizona 0.7%
Arizona HFA, Banner Health, Series B, FRN, 67% of 3M USD
LIBOR + 0.81%, 2.216%, 1/1/37	1,500	1,467
Arizona HFA, Banner Health, Series C, VRDN, 1.15%, 1/1/46	1,400	1,400
Arizona HFA, Phoenix Childrens Hosp. , Series A, 5.00%, 2/1/34	3,000	3,203
Phoenix Civic Improvement, Series A, 5.00%, 7/1/40
(Prerefunded 7/1/20) (2)	10,995	11,241
Phoenix IDA, Phoenix Student Housing, 5.00%, 7/1/59 (3)	740	846
		18,157

California 12.0%
Alameda Corridor Transportation Auth., Series B, 5.00%,
10/1/35 (4)	5,750	6,825
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge,
Series F-1, 5.00%, 4/1/54 (Prerefunded 4/1/24) (2)	6,500	7,617
California, GO, 5.00%, 8/1/32	15,000	17,493
California, GO, 5.25%, 9/1/25	10,000	10,725
California, Various Purpose, GO, 5.00%, 9/1/31	7,000	7,471
California, Various Purpose, GO, 5.00%, 9/1/32	12,400	13,232
California, Various Purpose, GO, 5.00%, 10/1/39	5,900	6,871
California, Various Purpose, GO, 5.00%, 11/1/43	4,700	5,318

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
California, Various Purpose, GO, 5.25%, 3/1/30	2,300	2,324
California, Various Purpose, GO, 5.50%, 3/1/40	10,000	10,106
California Dept. of Water Resources, Power Supply, Series L,
5.00%, 5/1/21 (Prerefunded 5/1/20) (2)	6,200	6,304
California Dept. of Water Resources, Unrefunded Balance,
Power Supply, Series L, 5.00%, 5/1/22	1,900	1,931
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/30	1,750	2,120
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/31	1,335	1,613
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/32	1,065	1,283
California HFFA, Kaiser Permanente, Series A-2, 5.00%, 11/1/47	4,750	7,214
California HFFA, Lucile Packard Stanford Hosp. , Series B,
5.00%, 8/15/55	4,550	5,341
California HFFA, Lucile Salter Packard Childern's Hosp. at
Stanford, Series A, 5.00%, 11/15/56	3,925	4,704
California HFFA, Stanford Hosp. & Clinics, Series A, 5.00%,
8/15/42	7,000	7,664
California HFFA, Sutter Health, Series A, 5.00%, 11/15/38	2,250	2,753
California HFFA, Sutter Health, Series A, 5.00%, 8/15/52	6,100	6,688
California HFFA, Sutter Health, Series D, 5.25%, 8/15/31	7,325	7,831
California Housing Fin. Agency, Series A, 4.25%, 1/15/35	927	1,080
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/32	1,425	1,867
California Municipal Fin. Auth. , West Village, 5.00%, 5/15/48	5,500	6,496
California Public Works Board, Series B, 5.00%, 10/1/34	1,090	1,267
California Public Works Board, Series B, 5.00%, 10/1/39	10,000	11,530
California Public Works Board, Coalinga State Hosp. , Series E,
5.00%, 6/1/26	5,000	5,641
California Public Works Board, Judicial Council, Series A,
5.00%, 3/1/38	5,000	5,531
California School Fin. Auth. , New Designs Charter School,
5.00%, 6/1/30 (1)	1,380	1,601
California Statewide CDA, Cottage Health Oblig. Group, 5.00%,
11/1/40	8,650	8,885
California Statewide CDA, Cottage Health Oblig. Group, 5.25%,
11/1/30	7,025	7,275

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
California Statewide CDA, Kaiser Permanente, Series A, 5.00%,
4/1/42	8,365	9,086
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/48 (1)	1,300	1,505
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56 (1)	2,275	2,561
California Tobacco Securitization Agency, 5.25%, 6/1/21	2,015	2,043
Chula Vista Ind. Dev. , San Diego Gas, Series C, 5.875%,
2/15/34	2,000	2,007
Golden State Tobacco Securitization, Series A, 5.00%, 6/1/40	7,000	8,096
Golden State Tobacco Securitization, Series A-1, 5.00%, 6/1/47	1,000	1,028
Golden State Tobacco Securitization, Series A-2, 5.30%, 6/1/37	2,000	2,080
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%,
9/1/37	4,600	5,253
Irvine Unified School Dist. , Community Fac. Dist. , Special Tax,
Series D, 5.00%, 3/1/57	3,230	3,717
Long Beach, 5.00%, 5/15/35	1,000	1,137
Long Beach, 5.00%, 5/15/40	2,500	2,829
Los Angeles Airport, Series D, 5.25%, 5/15/27	5,000	5,097
Riverside County Redev. Agency, Desert Community, Series D,
6.00%, 10/1/37 (Prerefunded 10/1/20) (2)	3,550	3,698
Sacramento County Airport, Series B, 5.00%, 7/1/41	3,325	3,909
Sacramento County Airport, Senior, Series A, 5.00%, 7/1/41	2,925	3,445
Sacramento County Sanitation Dist. Fin. Auth. , Series B, FRN,
67% of 3M USD LIBOR + 0.53%, 1.962%, 12/1/35 (5)	2,800	2,649
San Diego County Regional Airport Auth. , Series A, 4.00%,
7/1/38 (3)	1,020	1,176
San Diego County Regional Airport Auth. , Series A, 5.00%,
7/1/40	10,900	11,157
San Francisco City & County Int'l. Airports, Series F, 5.00%,
5/1/50	5,000	6,168
San Francisco City & County Int'l. Airports, Series B, 5.00%,
5/1/49	10,600	13,089
San Jose, Series B, 5.00%, 3/1/42	2,000	2,387
San Jose, Series B, 5.00%, 3/1/47	3,550	4,208

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
San Mateo, Bay Meadows Community Fac. , Dist. 2008-1, 5.50%,
9/1/44	3,000	3,233
Southern California Public Power Auth. , Windy Flats Project-1,
5.00%, 7/1/29	14,250	14,577
Torrance, Memorial Medical Center, Series A, 5.00%, 9/1/40	5,070	5,206
Univ. of California Regents, Series I, 5.00%, 5/15/28	3,500	4,214
		320,156

Colorado 3.2%
Broadway Station Metropolitan Dist. No. 2, Series A, GO,
5.125%, 12/1/48	2,300	2,436
Colorado HFA, Common Spirit Health, Series A, 5.00%, 8/1/44	2,900	3,424
Colorado HFA, Catholic Health Initiatives, Series A, 5.25%,
1/1/45 (Prerefunded 1/1/23) (2)	22,070	24,727
Colorado HFA, SCL Health Sys. , Series B, 4.00%, 1/1/40	5,000	5,634
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/47	440	482
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51	1,870	2,044
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56	4,245	4,628
Denver City & County Airports, Series B, 5.00%, 12/1/48	10,500	12,607
Denver Convention Center Hotel Auth. , 5.00%, 12/1/34	2,500	2,878
Denver Convention Center Hotel Auth. , 5.00%, 12/1/35	2,500	2,871
Denver Convention Center Hotel Auth. , 5.00%, 12/1/36	2,000	2,292
Denver Convention Center Hotel Auth. , 5.00%, 12/1/40	12,990	14,737
Regional Transportation Dist. , Fastracks Project, Series A,
5.00%, 11/1/46	5,000	5,909
		84,669

Connecticut 1.1%
Connecticut, Series E, GO, 5.00%, 9/15/34	3,250	3,993
Connecticut HEFA, Stamford Hosp. , Series J, 5.00%, 7/1/42	15,865	16,887
Connecticut Special Tax Obligation, Transportation
Infrastructure, Series A, 5.00%, 1/1/33	6,535	7,935
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Mashantucket Western Pequot Tribe, 6.05%, (PIK), 7/1/31 (6)(7)	2,835	106
		28,921

Delaware 0.7%
Delaware Economic Dev. Auth. , Acts Retirement Communities,
Series B, 5.00%, 11/15/48	6,185	7,104
Delaware Economic Dev. Auth. , Delmarva Power, 5.40%, 2/1/31	5,680	5,825
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/50	2,350	2,731
Univ. of Delaware, Series A, 5.00%, 11/1/43	895	1,291
Univ. of Delaware, Series A, 5.00%, 11/1/45	500	730
		17,681

District of Columbia 2.9%
District of Columbia, Income Tax, Series A, 5.50%, 12/1/30	12,000	12,001
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37	515	555
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42	500	536
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52	2,945	3,140
District of Columbia Water & Sewer Auth. , Series A, 5.00%,
10/1/48 (Prerefunded 10/1/23) (2)	5,000	5,717
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series A, 5.00%, 10/1/44	5,000	6,015
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series B, 6.50%, 10/1/44	9,350	12,496
Washington Convention & Sports Auth. , Convention Center
Hotel, Series A, 5.00%, 10/1/40	11,175	11,476
Washington D. C. Convention & Sports Auth. , Hotel Tax,
Series A, 5.00%, 10/1/30	3,200	3,953
Washington Metropolitan Area Transit Auth. , Series B, 5.00%,
7/1/37	5,000	6,044
Washington Metropolitan Area Transit Auth. , Series B, 5.00%,
7/1/42	12,500	14,949
		76,882

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Florida 9.3%
Alachua County HFA, E Ridge Retirement Village, 6.25%,
11/15/44	4,500	3,905
Alachua County HFA, Shands Teaching Hosp. & Clinics, 4.00%,
12/1/49	5,000	5,425
Alachua County HFA, Shands Teaching Hosp. & Clinics,
Series A, 5.00%, 12/1/44	15,820	17,734
Broward County Half-Cent Sales Tax, Main Courthouse,
Series A, 5.25%, 10/1/36 (Prerefunded 10/1/20) (2)	8,110	8,388
Central Florida Expressway Auth. , 5.00%, 7/1/39	7,475	8,970
Central Florida Expressway Auth. , 5.00%, 7/1/42	4,670	5,571
Central Florida Expressway Auth. , Series B, 5.00%, 7/1/34	3,700	4,422
Davie Ed. Fac. , Nova Southeastern Univ. , Series A, 6.00%,
4/1/42	6,560	7,354
Florida Higher Ed. Fac. Fin. Auth. , Jacksonville Univ. , Series A1,
5.00%, 6/1/48 (1)	4,075	4,543
Jacksonville, Better Jacksonville Sales Tax, Series A, 5.00%,
10/1/30	2,880	3,145
Jacksonville, Ed. Fac. , Jacksonville Univ. , Series B, 5.00%,
6/1/53 (1)	2,595	2,873
Jacksonville, Transportation, Series A, 5.00%, 10/1/29	3,500	3,840
Jacksonville, Transportation, Series A, 5.00%, 10/1/30	11,555	12,657
Jacksonville, Transportation, Series A, 5.00%, 10/1/31	4,450	4,868
Lee Memorial Health Sys. , Series A-1, 5.00%, 4/1/44	3,350	4,011
Martin County HFA, Martin Memorial Medical Center, 5.00%,
11/15/45 (Prerefunded 11/15/24) (2)	3,750	4,409
Miami-Dade County, Transit Sys. , 5.00%, 7/1/37	16,425	17,888
Miami-Dade County Aviation, Aviation Revenue, 5.00%, 10/1/41	5,300	6,235
Miami-Dade County EFA, Series A, 5.00%, 4/1/53	5,000	5,904
Miami-Dade County EFA, Univ. of Miami, Series A, 5.00%,
4/1/40	18,700	21,296
Miami-Dade County EFA, Univ. of Miami, Series A, 5.00%,
4/1/45	12,360	13,991
Palm Beach County HFA, Acts Retirement-Life Community,
5.00%, 11/15/45	4,175	4,803
Palm Beach County HFA, Baptist Health, 4.00%, 8/15/49	8,000	8,728
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Pinellas County HFA, BayCare Health, Series A-1, VRDN, 1.23%,
11/1/38	1,920	1,920
Sarasota County Public Hosp. Dist. , Sarasota Memorial Hosp. ,
5.00%, 7/1/41	10,000	11,934
South Miami HFA, Baptist Health, 5.00%, 8/15/37	11,000	13,152
South Miami HFA, Baptist Health, 5.00%, 8/15/42	6,000	7,066
Sumter County IDA, Central Florida Health Alliance, Series A,
5.25%, 7/1/44	1,690	1,846
Tampa, Baycare Health, Series A, 5.00%, 11/15/46	12,135	14,117
Tampa, H. Lee Moffitt Cancer Center, Cigarette Tax Allocation,
Series A, 5.00%, 9/1/29	1,880	2,051
Tampa Hillsborough County Expressway, 5.00%, 7/1/47	12,000	14,188
		247,234

Georgia 5.2%
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/32	2,500	2,833
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/33	1,600	1,811
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/34	3,000	3,390
Atlanta Dev. Auth. , Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35	800	836
Atlanta Dev. Auth. , Georgia Proton Treatment Center,
Series A-1, 7.00%, 1/1/40	6,400	6,744
Brookhaven Dev. Auth., Children's Healthcare of Atlanta,
Series A, 4.00%, 7/1/44	18,130	20,226
Cobb County Kennestone Hosp. Auth. , WellStar Health, RAC,
5.25%, 4/1/41	3,000	3,126
Cobb County Kennestone Hosp. Auth. , WellStar Health,
Series A, RAC, 5.00%, 4/1/42	1,000	1,168
Fulton County, Water & Sewer, 5.00%, 1/1/27	7,000	7,285
Fulton County Dev. Auth. , Childrens Healthcare, Series C,
5.00%, 7/1/38	1,250	1,549
Fulton County Dev. Auth. , Childrens Healthcare, Series C,
5.00%, 7/1/39	1,165	1,438
Fulton County Dev. Auth. , WellStar Health, Series A, RAC,
5.00%, 4/1/37	1,975	2,335

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Fulton County Dev. Auth. , WellStar Health, Series A, RAC,
5.00%, 4/1/42	3,895	4,547
Fulton County Dev. Auth. , Woodruff Arts Center, 5.00%,
3/15/36	5,250	6,146
Fulton County Dev. Auth. , Woodruff Arts Center, 5.00%,
3/15/44	5,150	6,234
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series A, 5.00%, 2/15/35	2,310	2,727
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series A, 5.00%, 2/15/45	3,965	4,584
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series A, 5.375%, 2/15/40 (Prerefunded 2/15/20) (2)	12,135	12,238
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series A, 5.50%, 8/15/54	6,600	7,697
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series B, 5.50%, 2/15/42	3,245	3,993
Gainesville & Hall County Hosp. Auth. , Unrefunded Balance,
Northeast Georgia Health, Series A, 5.375%, 2/15/40	3,745	3,775
Main Street Natural Gas, Series A, 5.00%, 5/15/31	4,000	4,910
Main Street Natural Gas, Series A, 5.00%, 5/15/32	2,500	3,059
Main Street Natural Gas, Georgia Municipal Gas Auth. , Series A,
5.50%, 9/15/25	6,000	7,206
Main Street Natural Gas, Georgia Municipal Gas Auth. , Series B,
5.00%, 3/15/20	1,900	1,919
Main Street Natural Gas, Georgia Municipal Gas Auth. , Series C,
VRDN, 4.00%, 8/1/48 (Tender 12/1/23)	2,650	2,891
Municipal Electric Auth. of Georgia, Series EE, 7.25%, 1/1/24
(8)	6,500	7,890
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/44	4,485	5,265
		137,822

Idaho 0.9%
Idaho HFA, St. Lukes Health Sys. , Series A, 5.00%, 3/1/34	2,100	2,335
Idaho HFA, St. Lukes Health Sys. , Series A, 5.00%, 3/1/44	19,285	21,173
		23,508

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Illinois 7.4%
Chicago, Series A, GO, 5.50%, 1/1/49	1,850	2,183
Chicago, Wastewater, Series C, 5.00%, 1/1/31	1,100	1,239
Chicago, Wastewater, Series C, 5.00%, 1/1/32	2,500	2,810
Chicago Board of Ed. , Series A, GO, 5.00%, 12/1/23 (4)	2,000	2,223
Chicago Midway Airport, Series B, 5.00%, 1/1/35	7,960	8,947
Chicago Midway Airport, Series B, 5.00%, 1/1/36	3,070	3,446
Chicago O'hare Int'l. Airport, Series B, 5.00%, 1/1/48	4,000	4,822
Chicago O'Hare Int'l. Airport, Series C, 5.25%, 1/1/29	11,735	11,772
Chicago O'Hare Int'l. Airport, Series C, 6.50%, 1/1/41
(Prerefunded 1/1/21) (2)	7,250	7,664
Chicago O'Hare Int'l. Airport, Series D, 5.00%, 1/1/47	10,775	12,584
Chicago Water, Series A-1, 5.00%, 11/1/28	1,225	1,444
Cook County, Series C, GO, 5.00%, 11/15/25	9,485	10,314
Cook County, Series C, GO, 5.00%, 11/15/26	4,935	5,363
Cook County, Series C, GO, 5.00%, 11/15/29	1,065	1,152
Illinois, GO, 5.50%, 7/1/38	11,000	12,057
Illinois, Series A, GO, 5.00%, 10/1/31	1,500	1,726
Illinois, Series B, GO, 5.00%, 10/1/31	2,000	2,301
Illinois, Series B, GO, 5.00%, 10/1/32	1,750	2,007
Illinois Fin. Auth. , Franciscan Communities, Series A, 5.125%,
5/15/43	6,935	7,326
Illinois Fin. Auth. , Northwestern Memorial Hosp. , Series A-3,
VRDN, 1.15%, 8/15/42	1,050	1,050
Illinois Fin. Auth. , Northwestern Memorial Hosp. , Series A-2,
VRDN, 1.13%, 8/15/42	6,100	6,100
Illinois Fin. Auth. , OSF Healthcare Sys. , Series B, VRDN, 1.15%,
11/15/37	1,920	1,920
Illinois Fin. Auth. , OSF Healthcare Sys. , Series C, VRDN, 1.14%,
11/15/37	7,060	7,060
Illinois Fin. Auth. , Presence Health, Series C, 5.00%, 2/15/34	515	616
Illinois Fin. Auth. , Presence Health, Series C, 5.00%, 2/15/36	750	890
Illinois Fin. Auth. , Presence Health, Series C, 5.00%, 2/15/41	3,040	3,564

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Illinois Fin. Auth. , Univ. Chicago Medicine, Series E-2, VDRN,
1.15%, 8/1/43	2,000	2,000
Illinois Toll Highway Auth. , Series A-1, 5.00%, 1/1/27
(Prerefunded 1/1/20) (2)	10,000	10,030
Illinois Toll Highway Auth. , Series A-1, 5.00%, 1/1/31
(Prerefunded 1/1/20) (2)	5,000	5,015
Metropolitan Pier & Exposition Auth. , McCormick Place,
Series A, 5.00%, 6/15/57	1,100	1,216
Metropolitan Pier & Exposition Auth. , McCormick Place,
Series A, Zero Coupon, 6/15/37 (5)	11,870	6,615
Metropolitan Pier & Exposition Auth. , McCormick Place,
Series B, Zero Coupon, 12/15/41	10,000	4,529
Metropolitan Pier & Exposition Auth., Unrefunded Balance,
McCormick Place, Series A, 5.50%, 6/15/50	15,135	15,332
Railsplitter Tobacco Settlement Auth. , 5.00%, 6/1/28	1,310	1,567
Regional Transportation Auth. , Series A, 5.75%, 6/1/34 (4)	5,250	7,184
Regional Transportation Auth. , Series A, 6.00%, 7/1/33 (5)	15,000	20,895
Regional Transportation Auth. , Series A, 6.70%, 11/1/21 (5)	1,275	1,369
		198,332

Indiana 0.5%
Indiana Fin. Auth. , Ohio Valley Electric, Series A, 5.00%, 6/1/39	5,885	6,143
Indiana Fin. Auth. , Parkview Health Sys. , Series D, VRDN,
1.10%, 11/1/39	2,690	2,690
Vigo County Hosp. Auth. , Union Hosp. , 7.75%, 9/1/31
(Prerefunded 9/1/21) (2)	5,000	5,560
		14,393

Iowa 0.1%
Iowa Fin. Auth. , Iowa Fertilizer, Series B, VRDN, 5.25%, 12/1/50
(Tender 12/1/37)	1,395	1,510
		1,510

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Kansas 0.3%
Univ. of Kansas Hosp. Auth. , Series A, 5.00%, 9/1/48	6,090	7,339
		7,339

Kentucky 1.9%
Kentucky Economic DFA, Louisville Arena Auth. , Series A,
5.00%, 12/1/45 (4)	1,000	1,166
Kentucky Economic DFA, Louisville Arena Auth. , Series A,
5.00%, 12/1/47 (4)	1,000	1,085
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/36	1,750	1,845
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/46	1,900	1,974
Kentucky Economic DFA, Masonic Homes of Kentucky,
5.375%, 11/15/32	2,000	2,105
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37	1,100	1,259
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41	850	966
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45	3,525	3,967
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50	6,780	7,648
Kentucky Economic DFA, Owensboro Medical Health, Series A,
6.375%, 6/1/40 (Prerefunded 6/1/20) (2)	10,520	10,790
Kentucky Economic DFA, Owensboro Medical Health, Series A,
6.50%, 3/1/45 (Prerefunded 6/1/20) (2)	2,520	2,586
Kentucky Economic DFA, Owensboro Medical Health, Series B,
5.00%, 6/1/40	2,200	2,507
Kentucky Public Transportation Infrastructure Auth. , Downtown
Crossing, Series A, 5.75%, 7/1/49	2,100	2,361
Kentucky Public Transportation Infrastructure Auth. , Downtown
Crossing, Series A, 6.00%, 7/1/53	8,300	9,425
		49,684

Louisiana 1.3%
Jefferson Sales Tax Dist. , Series B, 5.00%, 12/1/42 (4)	7,500	9,001
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Louisiana Offshore Terminal Auth. , Loop LCC Project, Series A,
VRDN, 1.65%, 9/1/27 (Tender 12/1/23)	1,175	1,176
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/38	750	884
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/43	2,775	3,241
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/48	9,210	10,700
New Orleans Sewerage Service, 5.00%, 6/1/35	900	1,032
New Orleans Sewerage Service, 5.00%, 6/1/45	4,835	5,459
St. Charles Parish, Valero Energy, VRDN, 4.00%, 12/1/40
(Tender 6/1/22)	1,500	1,581
St. John the Baptist Parish, Marathon Oil, VRDN, 2.10%, 6/1/37
(Tender 7/1/24)	875	877
St. John the Baptist Parish, Marathon Oil, VRDN, 2.20%, 6/1/37
(Tender 7/1/26)	1,500	1,503
		35,454

Maryland 6.1%
Baltimore City, Convention Center Hotel, 5.00%, 9/1/42	2,000	2,283
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46	1,000	1,136
Baltimore City, Wastewater, Series C, 5.00%, 7/1/39	3,030	3,488
Baltimore City, Wastewater, Series C, 5.00%, 7/1/44	4,810	5,502
Baltimore City, Water, Series A, 5.00%, 7/1/31	4,515	5,132
Baltimore City, Water, Series A, 5.00%, 7/1/34	3,635	4,201
Baltimore City, Water, Series B, 5.00%, 7/1/28	1,000	1,140
Baltimore City, Water, Series B, 5.00%, 7/1/29	3,035	3,459
Gaithersburg, Asbury Maryland Obligated Group, Series B,
6.00%, 1/1/23 (Prerefunded 1/1/20) (2)	1,380	1,385
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33	590	668
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36	395	445
Maryland CDA, Series A, 4.10%, 9/1/38	3,830	4,166
Maryland Economic Dev. , Port America Chesapeake
Transportation, Series A, 5.00%, 6/1/29	1,500	1,847

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Maryland Economic Dev. , Transportation Fac. , Series A, 5.75%,
6/1/35 (Prerefunded 6/1/20) (2)	3,000	3,068
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/36	2,655	3,174
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/46	11,135	12,995
Maryland HHEFA, Adventist Healthcare, Series A, 6.25%,
1/1/31	2,500	2,734
Maryland HHEFA, Anne Arundel Health, 5.00%, 7/1/39	7,500	8,438
Maryland HHEFA, Charlestown Community, 6.25%, 1/1/41
(Prerefunded 1/1/21) (2)	3,000	3,160
Maryland HHEFA, Charlestown Community, 6.25%, 1/1/45
(Prerefunded 1/1/21) (2)	2,000	2,107
Maryland HHEFA, Medstar Health, 5.00%, 8/15/32	6,880	7,932
Maryland HHEFA, Medstar Health, Series A, 4.00%, 5/15/47	6,810	7,381
Maryland HHEFA, Medstar Health, Series A, 5.00%, 5/15/45	18,175	21,323
Maryland HHEFA, Medstar Health, Series B, 5.00%, 8/15/38	1,255	1,390
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/28	2,010	2,353
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45	3,375	3,828
Maryland HHEFA, Univ. of Maryland Medical, Series A, 5.00%,
7/1/43	8,065	8,658
Maryland HHEFA, Univ. of Maryland Medical, Series B, 7.00%,
7/1/22 (5)(9)	805	897
Maryland HHEFA, Western Maryland Medical, 5.25%, 7/1/34	10,335	11,625
Maryland Stadium Auth. , Baltimore City Public Schools, 5.00%,
5/1/46	5,000	5,803
Maryland Stadium Auth. , Construction & Revitalization, Series A,
5.00%, 5/1/47	5,000	5,973
Rockville, Ingleside at King Farm, Series A-2, 5.00%, 11/1/31	500	566
Rockville, Ingleside at King Farm, Series B, 5.00%, 11/1/42	3,100	3,419
Washington Suburban Sanitation Dist. , Consolidated Public
Improvement, 4.00%, 6/1/38	4,910	5,332
Westminster, Carroll Lutheran Village, 5.125%, 7/1/34	3,000	3,228
Westminster, Carroll Lutheran Village, 5.50%, 7/1/44	3,000	3,273
		163,509

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Massachusetts 1.0%
Massachusetts Bay Transportation Auth. , Unrefunded Balance,
Series A, 7.00%, 3/1/21	1,600	1,671
Massachusetts Dev. Fin. Agency, Beth Israel Lahey Health,
5.00%, 7/1/36	1,000	1,232
Massachusetts Dev. Fin. Agency, Beth Israel Lahey Health,
5.00%, 7/1/37	840	1,031
Massachusetts Dev. Fin. Agency, Beth Israel Lahey Health,
5.00%, 7/1/38	500	612
Massachusetts Dev. Fin. Agency, Linden Ponds Inc. Fac.,
5.00%, 11/15/28 (1)	1,500	1,741
Massachusetts Dev. Fin. Agency, Newbridge Charles, 5.00%,
10/1/57 (1)	1,400	1,535
Massachusetts EFA. , Series I, 6.00%, 1/1/28	345	346
Massachusetts HEFA, Harvard Univ. , Series N, 6.25%, 4/1/20	5,000	5,085
Massachusetts HEFA, Mass Institute Technology, Series K,
5.50%, 7/1/32	10,000	14,200
		27,453

Michigan 2.1%
Detroit, GO, 5.00%, 4/1/28	850	981
Detroit, GO, 5.00%, 4/1/29	150	172
Detroit Downtown Dev. Auth. , Catalyst Dev. Project, Series A,
5.00%, 7/1/43 (4)	1,800	1,997
Detroit Downtown Dev. Auth. , Catalyst Dev. Project, Series A,
5.00%, 7/1/48 (4)	1,500	1,661
Great Lakes Water Auth. , Water Supply, Series B, 5.00%,
7/1/46	12,625	14,681
Michigan Fin. Auth. , Great Lakes Water Auth. , Series C, 5.00%,
7/1/33	1,650	1,912
Michigan Fin. Auth. , Great Lakes Water Auth. , Series C, 5.00%,
7/1/34	2,860	3,310
Michigan Fin. Auth. , Great Lakes Water Auth. , Series C-6,
5.00%, 7/1/33	2,000	2,276
Michigan Fin. Auth. , Henry Ford Health Sys. , Series A, 5.00%,
11/15/48	5,150	6,222
Michigan Fin. Auth. , Trinity Health, Series A, 5.00%, 12/1/37	6,000	7,222
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Michigan State Building Auth. , Prog State Fac. , 5.00%, 4/15/36	3,000	3,802
Wayne County Airport Auth. , Series A, 5.00%, 12/1/36	550	664
Wayne County Airport Auth. , Series A, 5.00%, 12/1/37	500	601
Wayne County Airport Auth. , Series A, 5.00%, 12/1/42	1,300	1,543
Wayne County Airport Auth. , Series A, 5.00%, 12/1/47	2,580	3,045
Wayne County Airport Auth. , Series G, 5.00%, 12/1/25	1,070	1,287
Wayne County Airport Auth. , Series G, 5.00%, 12/1/28	3,795	4,528
		55,904

Missouri 2.6%
Kansas City IDA, Downtown Redev. , Series A, 5.00%, 9/1/31	4,480	4,750
Kansas City IDA, Downtown Redev. , Series A, 5.50%, 9/1/25	5,000	5,351
Kansas City IDA, Downtown Redev. , Series A, 5.50%, 9/1/26	7,000	7,488
Missouri HEFA, Lutheran Senior Services, 5.00%, 2/1/48	3,000	3,562
Missouri HEFA, Mercy Health, Series C, 5.00%, 11/15/47	10,000	11,824
Missouri HEFA, St. Lukes Health Sys. , 5.00%, 11/15/34	4,900	5,753
Missouri HEFA, St. Lukes Health Sys. , 5.00%, 11/15/35	7,595	8,899
Missouri Municipal Electric Utility Commission, Plum Point
Project, Series A, 5.00%, 1/1/34	10,985	12,602
St. Louis County IDA, Friendship Village, 5.00%, 9/1/48	1,545	1,728
St. Louis County IDA, Friendship Village, Series A, 5.00%,
9/1/38	1,000	1,124
St. Louis County IDA, Friendship Village, Series A, 5.125%,
9/1/48	3,850	4,332
St. Louis County IDA, St. Andrews Resources for Seniors,
Series A, 5.125%, 12/1/45	1,050	1,143
St. Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29	130	141
St. Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35	895	971
St. Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47	800	871
		70,539

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Montana 0.2%
Montana Fac. Fin. Auth. , SCL Health Sys. , Series A, 4.00%,
1/1/38	4,350	4,949
		4,949

Nevada 1.4%
Clark County Airport, Las Vegas McCarran Int'l. Airport,
Series B, 5.125%, 7/1/36 (Prerefunded 1/1/20) (2)	10,000	10,031
Clark County Airport, Las Vegas McCarran Int'l. Airport,
Series B, 5.75%, 7/1/42 (Prerefunded 1/1/20) (2)	11,500	11,541
Las Vegas Convention & Visitors Auth. , Series B, 5.00%, 7/1/43	11,000	13,134
Reno, Sales Tax, Series A, 5.00%, 6/1/38	140	170
Reno, Sales Tax, Series A, 5.00%, 6/1/48	3,000	3,583
Reno, Sales Tax, Series C, Zero Coupon, 7/1/58 (1)	3,000	432
		38,891

New Hampshire 0.1%
New Hampshire HEFA, Hillside Village, Series A, 6.125%,
7/1/52 (1)	2,905	3,134
		3,134

New Jersey 2.9%
Garden State Preservation Trust, Farmland, Series A, 5.75%,
11/1/28 (4)	13,900	17,402
New Jersey Economic Dev. Auth. , Beloved Common Charter
School, 4.00%, 6/15/29 (1)	665	703
New Jersey Economic Dev. Auth. , Beloved Common Charter
School, 5.00%, 6/15/39 (1)	500	540
New Jersey Economic Dev. Auth. , Beloved Common Charter
School, 5.00%, 6/15/49 (1)	2,210	2,371
New Jersey Economic Dev. Auth. , Cigarette Tax, 5.00%,
6/15/21	1,000	1,051
New Jersey Economic Dev. Auth. , Cigarette Tax, 5.00%,
6/15/23	2,000	2,157
New Jersey Economic Dev. Auth. , Cigarette Tax, 5.00%,
6/15/28	1,000	1,067
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth. , Provident Group-Rowan Univ.
Student Housing, Series A, 5.00%, 1/1/48	2,840	3,045
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.25%, 7/1/57	5,500	6,544
New Jersey Transportation Trust Fund Auth. , Series BB, 5.00%,
6/15/44	6,000	6,823
New Jersey Transportation Trust Fund Auth. , Transportation
Program Bond, 5.25%, 6/15/43	13,575	15,784
New Jersey Turnpike Auth. , Series A, 5.00%, 1/1/34	5,300	6,070
New Jersey Turnpike Auth. , Series A, 5.00%, 1/1/43
(Prerefunded 7/1/22) (2)	1,255	1,379
New Jersey Turnpike Auth. , Unrefunded Balance, Series A,
5.00%, 1/1/43	745	805
Rutgers State Univ. , Series J, 5.00%, 5/1/25
(Prerefunded 5/1/23) (2)	5,000	5,640
Tobacco Settlement Fin. , Series A, 5.00%, 6/1/27	335	406
Tobacco Settlement Fin. , Series A, 5.25%, 6/1/46	3,900	4,519
		76,306

New York 8.3%
Dormitory Auth. of the State of New York, Group 4, Series A,
4.00%, 3/15/48	12,000	13,425
Dormitory Auth. of the State of New York, Mount Sinai Hosp. ,
Series A, 5.00%, 7/1/21 (Prerefunded 7/1/20) (2)	150	153
Dormitory Auth. of the State of New York, Mount Sinai Hosp. ,
Series A, 5.00%, 7/1/22 (Prerefunded 7/1/20) (2)	6,000	6,136
Dormitory Auth. of the State of New York, Mount Sinai Hosp. ,
Series A, 5.00%, 7/1/26 (Prerefunded 7/1/20) (2)	4,165	4,259
Dormitory Auth. of the State of New York, Personal Income Tax,
Series B, 5.00%, 3/15/32	3,750	4,055
Dormitory Auth. of the State of New York, Personal Income Tax,
General Purpose, Series A, 5.00%, 2/15/30	4,850	5,574
Dormitory Auth. of the State of New York, St. John's Univ. ,
Series A, 5.00%, 7/1/44	4,800	5,273
Dormitory Auth. of the State of New York, State Income Tax
Revenue, Series C, 5.00%, 3/15/41	7,000	7,337

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, Touro College Univ. ,
5.00%, 1/1/47	14,240	15,970
Hudson Yards Infrastructure, 5.25%, 2/15/47
(Prerefunded 2/15/21) (2)	105	110
Hudson Yards Infrastructure, 5.75%, 2/15/47
(Prerefunded 2/15/21) (2)	5,560	5,872
Hudson Yards Infrastructure, Series A, 5.00%, 2/15/45	2,200	2,610
Hudson Yards Infrastructure, Unrefunded Balance, 5.25%,
2/15/47	2,310	2,414
Hudson Yards Infrastructure, Unrefunded Balance, 5.75%,
2/15/47	3,415	3,591
Long Island Power Auth. , 5.00%, 9/1/42	3,000	3,594
Metropolitan Transportation Auth. , Series B, 5.25%, 11/15/26
(4)	15,000	18,583
Metropolitan Transportation Auth. , Series D, 5.00%, 11/15/30
(Prerefunded 11/15/21) (2)	5,560	5,996
New York City, Series B-1, GO, 5.00%, 10/1/38	1,500	1,813
New York City, Series J, GO, 5.00%, 8/1/31	5,000	5,772
New York City, Series J, GO, 5.00%, 8/1/32	7,500	8,657
New York City Municipal Water Fin. Auth. , Water & Sewer,
Series B-1, VRDN, 1.16%, 6/15/45	3,880	3,880
New York City Transitional Fin. Auth. , Building Aid, Series S-1,
5.00%, 7/15/45	5,000	6,034
New York City Transitional Fin. Auth. , Future Tax, Series C-4,
VRDN, 1.18%, 11/1/36	3,200	3,200
New York Liberty Dev. , 4 World Trade Center, 5.75%, 11/15/51	26,500	28,726
New York Liberty Dev. , Bank of America, Class 1, 5.625%,
1/15/46 (Prerefunded 1/15/20) (2)	11,500	11,562
New York Liberty Dev. , Bank of America Tower, 2.625%,
9/15/69	1,275	1,289
New York Liberty Dev. , Bank of America Tower, 2.80%, 9/15/69	1,650	1,662
New York Liberty Dev. , One Bryant Park, 6.375%, 7/15/49
(Prerefunded 1/15/20) (2)	7,900	7,949
New York State Thruway Auth. , Series A, 5.00%, 1/1/51	2,500	2,881
New York State Thruway Auth. , Series A, 5.25%, 1/1/56	2,215	2,574
New York State Thruway Auth. , Series B, 4.00%, 1/1/45	4,450	4,976
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Port Auth. of New York & New Jersey, Series 179, 5.00%,
12/1/38	5,000	5,668
Port Auth. of New York & New Jersey, Consolidated bonds,
4.00%, 9/1/45	3,500	3,965
Port Auth. of New York & New Jersey, Consolidated bonds,
4.00%, 9/1/49	4,860	5,484
Port Auth. of New York & New Jersey, JFK Int'l. Air Terminal,
6.00%, 12/1/42	2,500	2,610
Troy Capital Resource, Forward Deliviery Rensselaer County,
5.00%, 9/1/27 (3)	600	721
Troy Capital Resource, Forward Deliviery Rensselaer County,
5.00%, 9/1/28 (3)	1,000	1,218
Troy Capital Resource, Forward Deliviery Rensselaer County,
5.00%, 9/1/30 (3)	1,000	1,250
Westchester County Local Dev. , Pace Univ. , Series A, 5.50%,
5/1/42	3,910	4,373
		221,216

North Carolina 3.0%
Charlotte, Charlotte-Douglas Int'l. Airport, 4.00%, 7/1/44	3,900	4,411
Charlotte, Charlotte-Douglas Int'l. Airport, Series A, 5.00%,
7/1/39	7,450	7,605
Charlotte, Charlotte-Douglas Int'l. Airport, Series A, 5.50%,
7/1/34	7,545	7,730
Charlotte-Mecklenburg Hosp. Auth. , Series C, VRDN, 1.15%,
1/15/37	1,140	1,140
North Carolina Capital Fac. Fin. Agency, Duke Univ. , Series B,
5.00%, 10/1/55	6,245	7,242
North Carolina Medical Care Commission, Vidant Health,
5.00%, 6/1/45	5,000	5,689
North Carolina Medical Care Commission, Wake Forest Baptist,
Series A, 5.00%, 12/1/45	8,040	8,628
North Carolina Turnpike Auth. , 5.00%, 1/1/27 (4)	920	1,121
North Carolina Turnpike Auth. , 5.00%, 1/1/31 (4)	1,000	1,197
North Carolina Turnpike Auth. , 5.00%, 1/1/40	12,675	15,218
North Carolina Turnpike Auth. , Monroe Expressway Toll,
Series A, 5.00%, 7/1/47	4,655	5,276
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
North Carolina Turnpike Auth. , Monroe Expressway Toll,
Series A, 5.00%, 7/1/51	3,100	3,508
North Carolina Turnpike Auth. , Triangle Expressway, 4.00%,
1/1/55 (3)	4,300	4,658
Raleigh-Durham Airport Auth. , Series A, 5.00%, 5/1/32	5,000	5,073
Univ. of North Carolina At Chapel Hill, Univ. of North Carolina
Hosp. , 5.00%, 2/1/45 (3)	1,440	2,033
		80,529

North Dakota 0.5%
Grand Forks Health Care, Altru Health Sys. , 5.00%, 12/1/32	13,835	14,609
		14,609

Ohio 2.4%
Cuyahoga County, MetroHealth Sys. , 5.50%, 2/15/52	8,750	10,156
Cuyahoga County, MetroHealth Sys. , 5.50%, 2/15/57	4,315	4,993
Franklin County, Nationwide Children's Hosp. , 5.00%, 11/1/48	8,500	12,433
Franklin County, OPRS Communities, Series A, 6.125%, 7/1/40	2,700	2,966
Franklin County Convention Fac. Auth. , Greater Columbus
Convention Center, 4.00%, 12/1/38	1,600	1,796
Franklin County Convention Fac. Auth. , Greater Columbus
Convention Center, 4.00%, 12/1/39	1,665	1,866
Franklin County Convention Fac. Auth. , Greater Columbus
Convention Center, 4.00%, 12/1/40	1,430	1,598
Franklin County Convention Fac. Auth. , Greater Columbus
Convention Center, 5.00%, 12/1/46	6,000	7,316
Franklin County Convention Fac. Auth. , Greater Columbus
Convention Center, 5.00%, 12/1/51	8,750	10,597
Hamilton County, Cincinnati Children's Hosp. , 5.00%, 11/15/49	5,000	7,300
Ohio State Higher Ed. Fac. Commission, Cleveland Clinic Hosp. ,
Series B-4, VRDN, 1.15%, 1/1/43	2,395	2,395
		63,416

Oklahoma 0.4%
Oklahoma DFA, OU Medicine, Series B, 5.50%, 8/15/57	1,500	1,783
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Oklahoma Turnpike Auth. , Series C, 5.00%, 1/1/47	2,500	2,937
Tulsa County Ind. Auth. , Montereau, Senior Living Community,
5.25%, 11/15/45	750	848
Tulsa County Ind. Auth. , Montereau, Senior Living Community,
Series A, 7.125%, 11/1/30 (Prerefunded 5/1/20) (2)	3,000	3,072
Tulsa County Ind. Auth. , Montereau, Senior Living Community,
Series A, 7.25%, 11/1/40 (Prerefunded 5/1/20) (2)	2,500	2,561
		11,201

Oregon 0.5%
Oregon Fac. Auth. , Legacy Health, Series A, 5.00%, 6/1/46	11,000	12,765
		12,765

Pennsylvania 3.4%
Allegheny County Hosp. Dev. Auth. , Univ. of Pittsburgh Medical
Center, Series A, 4.00%, 7/15/37	1,000	1,120
Allegheny County Hosp. Dev. Auth. , Univ. of Pittsburgh Medical
Center, Series A, 4.00%, 7/15/38	1,200	1,336
Allegheny County Hosp. Dev. Auth. , Univ. of Pittsburgh Medical
Center, Series A, 4.00%, 7/15/39	2,250	2,496
Cumberland County Municipal Auth. , Asbury Obligation Group,
5.25%, 1/1/27	1,275	1,335
Montgomery County IDA, Einstein Healthcare, Series A, 5.25%,
1/15/45	4,800	5,363
Montgomery County IDA, Einstein Healthcare, Series A, 5.25%,
1/15/46	3,000	3,349
Montgomery County IDA, New Regional Medical Center, 5.25%,
8/1/33 (Prerefunded 8/1/20) (2)	6,475	6,653
Northampton County General Purpose Auth. , Lafayette College,
5.00%, 11/1/47	8,980	10,696
Pennsylvania Fin. Auth. , Commonwealth Auth. , Tobacco
Settlement, 5.00%, 6/1/33	875	1,067
Pennsylvania Higher Ed. Fac. Auth. , Temple Univ. , First Series,
5.00%, 4/1/32	510	547
Philadelphia Airport, Series A, 5.00%, 6/15/35	16,000	16,276
Philadelphia IDA, Temple Univ. , 1st Series 2016, 5.00%, 4/1/28	1,800	2,107
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Philadelphia IDA, Temple Univ. , 1st Series 2017, 5.00%, 4/1/29	4,000	4,656
Philadelphia IDA, Temple Univ. , 2nd Series 2016, 5.00%, 4/1/34	1,825	2,095
Philadelphia IDA, Temple Univ. , 2nd Series 2016, 5.00%, 4/1/35	8,500	9,744
Philadelphia IDA, Temple Univ. , 2nd Series 2016, 5.00%, 4/1/36	5,000	5,716
Philadelphia School Dist. , Series A, GO, 5.00%, 9/1/44	9,300	11,087
State Public School Building Auth. , Philadelphia School Dist. ,
Series A, 5.00%, 6/1/33 (4)	5,000	5,866
		91,509

Puerto Rico 1.0%
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.25%, 7/1/42	1,795	1,874
Puerto Rico Electric Power Auth. , Series A-RSA-1, 5.05%,
7/1/42 (10)(11)	60	46
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.00%,
7/1/27 (10)(11)	100	77
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/27 (10)(11)	2,500	1,912
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/28 (10)(11)	225	172
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/20 (10)(11)	290	222
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/24 (10)(11)	1,105	845
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/25 (10)(11)	370	283
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/26 (10)(11)	450	344
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/27 (10)(11)	2,640	2,020
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/32 (10)(11)	185	142
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/37 (10)(11)	1,365	1,044
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.00%,
7/1/28 (10)(11)	45	34
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.25%,
7/1/33 (10)(11)	280	214
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.50%,
7/1/18 (10)(11)	240	180
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/27 (10)(11)	100	77
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/40 (10)(11)	275	210
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.75%,
7/1/36 (10)(11)	215	166
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 3.70%,
7/1/17 (10)(11)	70	50
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/17 (10)(11)	120	90
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/28 (10)(11)	95	73
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/19 (10)(11)	890	660
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/23 (10)(11)	200	153
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/24 (10)(11)	100	77
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/26 (10)(11)	2,295	1,756
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, 4.50%,
7/1/34	1,436	1,531
Puerto Rico Sales Tax Fin. , Restructured, Series A-1,
Zero Coupon, 7/1/27	2,600	2,068
Puerto Rico Sales Tax Fin. , Restructured, Series A-1,
Zero Coupon, 7/1/29	5,800	4,289
Puerto Rico Sales Tax Fin. , Restructured, Series A-1,
Zero Coupon, 7/1/31	3,500	2,392
Puerto Rico Sales Tax Fin. , Restructured, Series A-1,
Zero Coupon, 7/1/33	5,392	3,418
		26,419

Rhode Island 0.0%
Central Falls Detention Fac. , 7.25%, 7/15/35 (7)(10)	4,915	885
		885

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
South Carolina 1.0%
Connector 2000 Assoc. , Series A, Zero Coupon, 1/1/20 (10)	285	284
Connector 2000 Assoc. , Series A, Zero Coupon, 1/1/21 (10)	338	316
Connector 2000 Assoc. , Series A, Zero Coupon, 1/1/22 (10)	358	313
Connector 2000 Assoc. , Series A-1, Zero Coupon, 1/1/32 (10)	6,663	3,237
Connector 2000 Assoc. , Series A-1, Zero Coupon, 1/1/42 (10)	11,189	2,624
Connector 2000 Assoc. , Series A-1, Zero Coupon, 7/22/51 (10)	14,661	1,577
Connector 2000 Assoc. , Series B-1, Zero Coupon, 1/1/32 (10)	2,141	474
Connector 2000 Assoc. , Series B-1, Zero Coupon, 7/22/51 (10)	10,109	648
Connector 2000 Assoc. , Series C-1, Zero Coupon, 7/22/51 (10)	1,654	97
South Carolina Jobs-Economic Dev. Auth. , Acts Retirement-Life
Community, Series C, 5.00%, 11/15/47	2,325	2,671
South Carolina Jobs-Economic Dev. Auth. , Prisma Health
Obligated Group, Series A, 5.00%, 5/1/35	2,000	2,408
South Carolina Jobs-Economic Dev. Auth. , Prisma Health
Obligated Group, Series A, 5.00%, 5/1/37	5,000	5,961
South Carolina Jobs-Economic Dev. Auth. , Prisma Health
Obligated Group, Series A, 5.00%, 5/1/43	4,675	5,490
		26,100

South Dakota 1.1%
South Dakota HEFA, Avera Health, Series A, 5.00%, 7/1/42
(Prerefunded 7/1/21) (2)	12,805	13,567
South Dakota HEFA, Sanford Health, Series E, 5.00%, 11/1/37	1,770	1,917
South Dakota HEFA, Sanford Health, Series E, 5.00%, 11/1/42	13,065	14,094
		29,578

Tennessee 1.7%
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series A, 5.00%, 7/1/35	1,725	2,066
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series A, 5.00%, 7/1/37	3,500	4,149
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series A, 5.00%, 7/1/44	1,075	1,258

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/35	2,675	3,147
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/40	7,265	8,465
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/46	8,415	9,686
Tennessee Energy Acquisition, VRDN, 4.00%, 11/1/49
(Tender 11/1/25)	5,750	6,401
Tennessee Energy Acquisition, Goldman Sachs, Series A,
5.25%, 9/1/24	8,100	9,340
		44,512

Texas 8.5%
Austin Airport, Series A, 5.00%, 11/15/41	6,845	8,086
Austin Airport, Series A, 5.00%, 11/15/46	2,000	2,347
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/27	2,600	3,074
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/34	1,400	1,623
Austin Convention Enterprises, Convention Center, 2nd Tier,
Series B, 5.00%, 1/1/25	630	713
Austin Convention Enterprises, Convention Center, 2nd Tier,
Series B, 5.00%, 1/1/26	600	692
Austin Convention Enterprises, Convention Center, 2nd Tier,
Series B, 5.00%, 1/1/27	1,000	1,154
Austin Convention Enterprises, Convention Center, 2nd Tier,
Series B, 5.00%, 1/1/28	360	416
Central Texas Regional Mobility Auth. , 5.00%, 1/1/33	2,000	2,184
Central Texas Regional Mobility Auth. , 5.00%, 1/1/42	12,780	13,832
Central Texas Regional Mobility Auth. , Series A, 5.00%, 1/1/43	2,700	2,923
Dallas/Fort Worth Int'l. Airport, Series C, 5.00%, 11/1/45	10,000	10,622
Dallas/Fort Worth Int'l. Airport, Series D, 5.25%, 11/1/25	4,805	5,181
Dallas/Fort Worth Int'l. Airport, Series G, 5.00%, 11/1/28	7,000	7,234
Fort Bend County IDC, NRG Energy, Series A, 4.75%, 5/1/38	3,000	3,159
Harris County Cultural Ed. Fac. , Brazos Presbyterian Hosp. ,
Series B, 7.00%, 1/1/43 (Prerefunded 1/1/23) (2)	3,000	3,518
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Harris County Cultural Ed. Fac. , Houston Methodist Hosp. ,
5.00%, 12/1/45	7,000	7,973
Houston Airport, Series D, 5.00%, 7/1/35	6,380	7,875
Joint Guadalupe County - Seguin Hosp. , 5.00%, 12/1/45	2,600	2,781
Joint Guadalupe County - Seguin Hosp. , 5.25%, 12/1/35	2,400	2,679
Lower Colorado River Auth. , LCRA Transmission Services,
Series A, 5.00%, 5/15/30	3,885	4,080
Lower Colorado River Auth. , LCRA Transmission Services,
Series A, 5.00%, 5/15/31	3,100	3,255
New Hope Cultural Ed. Fac. Fin. , CHF Stephenville III - Tarleton
State Univ. , Series A, 5.00%, 4/1/30	300	332
New Hope Cultural Ed. Fac. Fin. , CHF Stephenville III - Tarleton
State Univ. , Series A, 5.00%, 4/1/47	3,310	3,570
New Hope Cultural Ed. Fac. Fin. , Presbyterian Village North,
5.00%, 10/1/32	750	835
New Hope Cultural Ed. Fac. Fin. , Presbyterian Village North,
5.00%, 10/1/39	1,000	1,097
New Hope Cultural Ed. Fac. Fin. , Presbyterian Village North,
5.25%, 10/1/49	2,255	2,480
North Texas Tollway Auth. , Series A, 5.00%, 1/1/27	2,250	2,571
North Texas Tollway Auth. , Series A, 5.00%, 1/1/39	6,110	7,119
North Texas Tollway Auth. , Series A, 5.50%, 9/1/41
(Prerefunded 9/1/21) (2)	9,000	9,669
North Texas Tollway Auth. , First Tier, 6.00%, 1/1/38
(Prerefunded 1/1/21) (2)	12,000	12,616
North Texas Tollway Auth. , First Tier, Series A, 5.00%, 1/1/43	2,750	3,280
North Texas Tollway Auth. , First Tier, Series A, 5.00%, 1/1/48	12,500	14,812
Tarrant County Cultural Ed. Fac. Fin. , Buckner Retirement
Services, Series A, 5.00%, 11/15/28	1,000	1,171
Tarrant County Cultural Ed. Fac. Fin. , Buckner Retirement
Services, Series A, 5.00%, 11/15/31	1,835	2,125
Tarrant County Cultural Ed. Fac. Fin. , Buckner Retirement
Services, Series A, 5.00%, 11/15/37	1,700	1,943
Tarrant County Cultural Ed. Fac. Fin. , Buckner Retirement
Services, Series B, 5.00%, 11/15/40	2,650	3,005

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Tarrant County Cultural Ed. Fac. Fin. , Buckner Retirement
Services, Series B, 5.00%, 11/15/46	5,395	6,073
Tarrant County Cultural Ed. Fac. Fin. , Edgemere - Northwest
Senior High School, Series A, 5.00%, 11/15/45	3,620	3,742
Tarrant County Cultural Ed. Fac. Fin. , Texas Health Resources
Sys. , Series A, 5.00%, 2/15/47	13,365	15,543
Tarrant County Cultural Ed. Fac. Fin. , Texas Health Resources
Sys. , Series A, 5.00%, 2/15/41	5,240	6,153
Texas IDC, NRG Energy, Series 2012, 4.125%, 12/1/45	1,270	1,313
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch,
Senior Lien, Series A, 5.25%, 12/15/25	1,000	1,194
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch,
Senior Lien, Series D, 6.25%, 12/15/26	6,790	7,899
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/29	8,200	8,907
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31	5,000	5,416
Texas Transportation Commission, First Tier Toll, 5.00%, 8/1/57	5,260	6,131
Travis County Health Fac. Dev. , Unrefunded Balance,
Westminster Manor, 7.00%, 11/1/30	55	57
Travis County Health Fac. Dev. , Westminster Manor, 7.00%,
11/1/30 (Prerefunded 11/1/20) (2)	805	847
Travis County Health Fac. Dev. , Westminster Manor, 7.125%,
11/1/40 (Prerefunded 11/1/20) (2)	2,000	2,105
		227,406

Utah 0.2%
Salt Lake City Airport, Series B, 5.00%, 7/1/42	1,000	1,191
Salt Lake City Airport, Series B, 5.00%, 7/1/47	4,475	5,298
		6,489

Virgin Islands 0.2%
Virgin Islands PFA, Series A, 6.75%, 10/1/37	5,000	5,009
		5,009

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Virginia 2.3%
Chesapeake Bay Bridge & Tunnel Dist. , 1st Tier General
Resolution, 5.00%, 7/1/46	5,840	6,745
Chesapeake Bay Bridge & Tunnel Dist. , 1st Tier General
Resolution, 5.00%, 7/1/51	3,395	3,912
Fairfax County Economic Dev. Auth. , Silver Line Phase I, 4.00%,
4/1/33	8,955	9,997
Fairfax County Economic Dev. Auth. , Silver Line Phase I, 4.00%,
4/1/36	8,500	9,436
Fairfax County IDA, Inova Health, Series A, 4.00%, 5/15/48	335	369
Fairfax County IDA, Inova Health, Series A, 5.00%, 5/15/40	5,000	5,399
Hampton Roads Transportation Accountability Commission,
Series A, 5.50%, 7/1/57	12,000	14,840
Henrico County Economic Dev. Auth. , Bon Secours Health Sys. ,
5.00%, 11/1/30 (Prerefunded 11/1/22) (2)	2,500	2,772
James City County Economic Dev. Auth. , Windsormeade United
Methodist Homes, Series A, 2.00%, 10/1/48 (7)	803	70
James City County Economic Dev. Auth. , Windsormeade United
Methodist Homes, Series A, 6.00%, 6/1/43	3,509	3,509
Stafford County Economic Dev. Auth. , Mary Washington
Healthcare, 5.00%, 6/15/33	1,000	1,178
Stafford County Economic Dev. Auth. , Mary Washington
Healthcare, 5.00%, 6/15/36	2,900	3,392
		61,619

Washington 0.4%
Washington, Motor Vehicle Tax, Series C, GO, 5.00%, 6/1/29	7,000	7,406
Washington Health Care Fac. Auth. , Commonspirit Health,
Series A, 5.00%, 8/1/44	2,400	2,833
		10,239

West Virginia 0.0%
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37 (1)	425	469

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43 (1)	425	471
		940
Wisconsin 0.3%
Wisconsin PFA, Retirement Housing Foundation Obligation
Group, Series B, 5.00%, 11/15/29	1,475	1,778
Wisconsin PFA, Retirement Housing Foundation Obligation
Group, Series B, 5.00%, 11/15/30	1,500	1,810
Wisconsin PFA, Searstone Retirement Community, Series A,
5.20%, 6/1/37	2,000	2,089
Wisconsin PFA, Searstone Retirement Community, Series A,
5.30%, 6/1/47	1,300	1,357
Wisconsin PFA, Searstone Retirement Community, Series A,
5.375%, 6/1/52	1,700	1,778
		8,812

Total Investments in Securities 100.1%
(Cost $2,512,539)		$2,670,937
Other Assets Less Liabilities (0.1)%		(2,613)
Net Assets 100.0%		$2,668,324

‡	Par is denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $26,916 and represents 1.0% of net assets.
(2)	Prerefunded date is used in determining portfolio maturity.
(3)	When-issued security
(4)	Insured by Assured Guaranty Municipal Corporation
(5)	Insured by National Public Finance Guarantee Corporation
(6)	Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(7)	Security is in default or has failed to make a scheduled interest and/or principal payment.
(8)	Insured by AMBAC Assurance Corporation
(9)	Escrowed to maturity
(10)	Non-income producing
(11)	Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
CDA	Community Development Administration/Authority

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

DFA	Development Finance Authority
EFA	Educational Facility Authority
FRN	Floating Rate Note
GO	General Obligation
HCFFA	Health Care Facilities Financing Authority
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HFFA	Health Facility Financing Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
IDC	Industrial Development Corporation
PFA	Public Finance Authority/Agency
PIK	Payment-in-kind
RAC	Revenue Anticipation Certificate
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Tax-Free Income Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as

T. ROWE PRICE TAX-FREE INCOME FUND

well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On November 30, 2019, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.